Loans Receivable and Allowance for Loan Losses (Impaired Loans and Related Interest Income by Loan Portfolio Class) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	$ 1,319	$ 1,247
Impaired Financing Receivable, Recorded Investment	1,319	1,247
Unpaid Principal Balance, With no related allowance recorded	1,747	1,524
Unpaid Principal Balance, Total	1,747	1,524
Associated Allowance
Average Recorded Investment, Total	1,220	1,232	$ 0
Interest Income Recognized, Total	67	56	0
Impaired Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Recorded Investment	1,319	1,247
Associated Allowance	0
Residential Real Estate Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment		23
Impaired Financing Receivable, Recorded Investment		23
Unpaid Principal Balance, With no related allowance recorded		28
Unpaid Principal Balance, Total		28
Associated Allowance
Average Recorded Investment, Total		23
Interest Income Recognized, Total
Commercial Real Estate Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	1,319	1,224
Impaired Financing Receivable, Recorded Investment	1,319	1,224
Unpaid Principal Balance, With no related allowance recorded	1,747	1,496
Unpaid Principal Balance, Total	1,747	1,496
Associated Allowance
Average Recorded Investment, Total	1,220	1,209	0
Interest Income Recognized, Total	$ 67	$ 56	$ 0